Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Amortized Intangible Assets (Details)	Dec. 31, 2025
Purchased Software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	3 years
Purchased Software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	5 years
Patents [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	5 years
Patents [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	10 years